Net Loss Per Share Attributable to Common Shareholders (Additional Information) (Details) - shares	Aug. 26, 2021	Oct. 31, 2020
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding	8,624,992	0
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding	5,200,000	0